November 15, 2021

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: IDX Funds (formerly, M3Sixty Funds Trust) (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on November 10, 2021 (Accession No. 0001387131-21-010948) for the IDX Risk-Managed Bitcoin Strategy Fund, a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 629-9482 or bjhowell@strausstroy.com.

Very truly yours,

/s/ Bo J. Howell

Strauss Troy Co., LPA